Loans Receivable - Troubled Debt Restructurings and Loan Modifications (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2017 USD ($) contract	Sep. 30, 2016 USD ($) contract
Financing Receivable, Modifications [Line Items]
Approximate rate reduction concession, minimum	1.00%
Approximate rate reduction concession, maximum	2.00%
TDRs included in impaired loans	$ 207,377	$ 261,531
Percent of restructured loans performing	97.50%
Single family residential loans as percentage of restructured loans	87.70%
Number of contracts | contract	44	139
Pre-modification, outstanding recorded investment	$ 7,878	$ 27,184
Post-modification, outstanding recorded investment	$ 7,878	$ 27,184
Subsequent default, number of contracts | contract	26	25
Subsequent default, recorded investment	$ 4,481	$ 6,086
Single-family residential
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	38	120
Pre-modification, outstanding recorded investment	$ 7,115	$ 23,541
Post-modification, outstanding recorded investment	$ 7,115	$ 23,541
Subsequent default, number of contracts | contract	24	17
Subsequent default, recorded investment	$ 4,214	$ 4,875
Construction
Financing Receivable, Modifications [Line Items]
Subsequent default, number of contracts | contract	0	1
Subsequent default, recorded investment	$ 0	$ 279
Land - consumer lot loans
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	2	10
Pre-modification, outstanding recorded investment	$ 211	$ 970
Post-modification, outstanding recorded investment	$ 211	$ 970
Subsequent default, number of contracts | contract	0	5
Subsequent default, recorded investment	$ 0	$ 606
Commercial real estate
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	0	7
Pre-modification, outstanding recorded investment	$ 0	$ 2,523
Post-modification, outstanding recorded investment	$ 0	$ 2,523
Subsequent default, number of contracts | contract	2	2
Subsequent default, recorded investment	$ 267	$ 326
HELOC
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	4	1
Pre-modification, outstanding recorded investment	$ 552	$ 126
Post-modification, outstanding recorded investment	$ 552	$ 126
Consumer
Financing Receivable, Modifications [Line Items]
Number of contracts | contract	0	1
Pre-modification, outstanding recorded investment	$ 0	$ 24
Post-modification, outstanding recorded investment	$ 0	$ 24
Minimum
Financing Receivable, Modifications [Line Items]
Term for payment and rate reduction	6 months
Maximum
Financing Receivable, Modifications [Line Items]
Term for payment and rate reduction	12 months